Note 11 - Subsequent Event	15 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENT

Resale of shares

On October 24, 2012, Kallo filed a prospectus relating to the resale of up to 50,000,000 shares of common stock issuable to Kodiak for investment banking services pursuant to an Investment Agreement dated September 26th, 2012 (the “Investment Agreement” or “Equity Line of Credit”).

Pursuant to the Investment Agreement, Kallo has the right to “put” to Kodiak (the “Put Right”) up to $2 million in shares of its common stock (i.e., Kallo can compel Kodiak to purchase its common stock at a pre-determined formula).

The Investment Agreement provides, in part, that following notice to Kodiak, Kallo may put to Kodiak up to $2,000,000 in shares of its common stock for a purchase price equal to 80% of the Volume Weighted Average Price which is defined as the lowest closing “best bid” price (the highest posted bid price) of the common stock during the five consecutive trading days immediately following the date of our notice to Kodiak of our election to put shares pursuant to the Investment Agreement. Kodiak has indicated that it will resell those shares in the open market, resell our shares to other investors through negotiated transactions, or hold our shares in its portfolio.

The Investment Agreement will terminate when any of the following events occur:

Kodiak has purchased an aggregate of $2,000,000 of Kallo  common stock or six (6) months after the effective date;
Kallo file or otherwise enter an order for relief in bankruptcy; or
Kallo common stock ceases to be registered under the Securities Exchange Act of 1934 (the “Exchange Act”).

Operating lease commitment

On October 12, 2012, the Company renewed the lease of its office facilities for a period of six months starting on December 1, 2012. The Company’s additional obligation under this non-cancelable lease commitments is Canadian $37,962.

NOTE 13 – SUBSEQUENT EVENTS

Independent contractor agreement

On January 13, 2012, the Company entered into an Independent Contractor Agreement (the “Agreement”) with Savers Drug Mart (“Savers”) wherein Savers agreed to provide the following services to the Company: pharmacy management; pharmacy technician training; dispensary formulary planning; pharmaceutical procurement; and pricing strategies. The consideration for the services is 3,000,000 shares of the Company’s common stock to be issued pursuant to Form S-8 registration statement. The term of the Agreement begins on January 3, 2012 and ends on December 31, 2013.

Share issuance

On February 1, 2012, the Company issued 1,193,381 restricted shares of common stock to creditors in consideration of satisfaction of outstanding debts and of services rendered.

On February 29, 2012, the Company’s board of directors approved the issuance of 23,016,963 unregistered shares of common stock to 15 individuals in consideration of $1,150,848.15, of which $394,474 was received as at December 31, 2011.